Owners' Capital/Partners' Equity (Details) $ / shares in Units, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Vote $ / shares shares
Owners' Capital/Partners' Equity
Share capital | $	[1]	$ 155,554	$ 277,311
All subsidiaries
Owners' Capital/Partners' Equity
Share capital | $				$ 72
Each subsidiary
Owners' Capital/Partners' Equity
Number of shares authorized				12,000
Par value per share | $ / shares				$ 1
Number of shares issued				12,000
Number of shares outstanding				12,000
Vote per share | Vote				1

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).